Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	354,551
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 9.64
Stockholders' Equity, Period Increase (Decrease)	$ 3,400,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	191,000	165,000
Employee Stock Ownershi Plan Esop Allocated Shares Fair Value	1,608,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	199,242
Employer contribution	250,000	250,000
Estimated net loss and prior service cost for the defined benefit pension plan	89,000
Accumulated benefit obligation for the defined benefit pension plan	3,847,000	3,246,000
Defined benefit postretirement life insurance
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,400,000	$ 1,300,000